LVIP Delaware Social Awareness Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.64%
Airlines–0.69%
†Allegiant Travel	12,314	$ 2,407,141
†Southwest Airlines	66,623	3,426,421
		5,833,562
Auto Components–0.48%
BorgWarner	93,060	4,021,123
		4,021,123
Banks–5.70%
Comerica	48,510	3,905,055
East West Bancorp	108,803	8,436,584
JPMorgan Chase & Co.	108,233	17,716,660
KeyCorp	240,757	5,205,166
US Bancorp	143,213	8,512,581
Webster Financial	77,347	4,212,318
		47,988,364
Beverages–1.43%
PepsiCo	79,910	12,019,263
		12,019,263
Biotechnology–1.65%
†Exact Sciences	45,930	4,384,018
†Neurocrine Biosciences	42,550	4,080,971
†Vertex Pharmaceuticals	29,797	5,404,878
		13,869,867
Building Products–1.40%
Carlisle	17,668	3,512,222
Trane Technologies	47,770	8,247,490
		11,759,712
Capital Markets–3.00%
BlackRock	10,599	8,888,957
Intercontinental Exchange	44,432	5,101,682
Raymond James Financial	53,002	4,891,025
State Street	75,186	6,369,758
		25,251,422
Chemicals–2.38%
Corteva	94,658	3,983,209
Dow	66,268	3,814,386
DuPont de Nemours	64,912	4,413,367
Eastman Chemical	31,910	3,214,613
Linde	15,739	4,617,508
		20,043,083
Commercial Services & Supplies–0.51%
Waste Management	28,765	4,296,340
		4,296,340
Communications Equipment–0.91%
Cisco Systems	140,755	7,661,295
		7,661,295
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–1.64%
†Ameresco Class A	50,124	$ 2,928,745
Quanta Services	95,640	10,885,745
		13,814,490
Consumer Finance–0.89%
Capital One Financial	46,083	7,464,064
		7,464,064
Containers & Packaging–0.62%
WestRock	104,547	5,209,577
		5,209,577
Diversified Telecommunication Services–0.76%
AT&T	236,791	6,395,725
		6,395,725
Electrical Equipment–1.65%
Eaton	27,030	4,035,849
Emerson Electric	46,750	4,403,850
†Generac Holdings	7,832	3,200,704
Rockwell Automation	7,753	2,279,692
		13,920,095
Entertainment–1.93%
Activision Blizzard	20,634	1,596,865
†Cinemark Holdings	83,080	1,595,967
†Walt Disney	77,084	13,040,300
		16,233,132
Equity Real Estate Investment Trusts–2.38%
American Tower	30,210	8,018,036
Brixmor Property Group	165,773	3,665,241
Camden Property Trust	34,970	5,157,026
First Industrial Realty Trust	62,000	3,228,960
		20,069,263
Food & Staples Retailing–0.78%
Casey's General Stores	34,745	6,547,695
		6,547,695
Food Products–0.61%
General Mills	85,392	5,108,149
		5,108,149
Gas Utilities–0.30%
South Jersey Industries	117,787	2,504,152
		2,504,152
Health Care Equipment & Supplies–3.73%
Abbott Laboratories	76,310	9,014,500
Becton Dickinson & Co.	25,200	6,194,664
†DexCom	12,300	6,726,378
†Edwards Lifesciences	59,180	6,699,768
LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Quidel	19,290	$ 2,722,784
		31,358,094
Health Care Providers & Services–0.88%
Cigna	36,940	7,393,910
		7,393,910
Health Care Technology–0.29%
†Teladoc Health	19,530	2,476,599
		2,476,599
Hotels, Restaurants & Leisure–2.28%
Aramark	151,614	4,982,036
Starbucks	89,673	9,891,829
Texas Roadhouse	47,588	4,346,212
		19,220,077
Household Durables–1.18%
DR Horton	48,190	4,046,514
†Helen of Troy	9,491	2,132,438
Toll Brothers	67,990	3,759,167
		9,938,119
Industrial Conglomerates–1.35%
Roper Technologies	25,391	11,327,687
		11,327,687
Insurance–1.44%
Axis Capital Holdings	91,374	4,206,859
Reinsurance Group of America	33,296	3,704,513
Travelers	27,947	4,248,223
		12,159,595
Interactive Media & Services–7.84%
†Alphabet Class A	18,901	50,532,202
†Bumble Class A	657	32,837
†Facebook Class A	45,560	15,462,608
		66,027,647
Internet & Direct Marketing Retail–4.29%
†Amazon.com	10,990	36,102,590
		36,102,590
IT Services–3.20%
Accenture Class A	36,676	11,733,386
Visa Class A	68,204	15,192,441
		26,925,827
Life Sciences Tools & Services–2.14%
†Repligen	24,400	7,051,356
Thermo Fisher Scientific	19,180	10,958,109
		18,009,465
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.02%
Deere & Co.	26,810	$ 8,983,227
†Gates Industrial	132,410	2,154,311
†Ingersoll Rand	42,149	2,124,731
Lincoln Electric Holdings	38,740	4,989,324
Parker-Hannifin	25,737	7,196,580
		25,448,173
Media–1.59%
Comcast Class A	239,540	13,397,472
		13,397,472
Metals & Mining–0.35%
Reliance Steel & Aluminum	20,920	2,979,426
		2,979,426
Multi-Utilities–0.26%
Black Hills	34,964	2,194,341
		2,194,341
Oil, Gas & Consumable Fuels–2.07%
ConocoPhillips	130,420	8,838,563
Diamondback Energy	91,122	8,626,520
		17,465,083
Pharmaceuticals–4.22%
†Catalent	42,180	5,612,893
Johnson & Johnson	79,400	12,823,100
Merck & Co.	106,152	7,973,077
Pfizer	212,650	9,146,076
		35,555,146
Road & Rail–1.79%
Knight-Swift Transportation Holdings	99,969	5,113,414
†Uber Technologies	38,644	1,731,251
Union Pacific	41,865	8,205,959
		15,050,624
Semiconductors & Semiconductor Equipment–3.96%
Broadcom	19,257	9,338,297
Brooks Automation	21,225	2,172,379
Intel	149,629	7,972,233
†ON Semiconductor	83,716	3,831,681
Texas Instruments	51,919	9,979,351
		33,293,941
Software–13.85%
†Adobe	23,111	13,305,465
Intuit	14,226	7,675,069
Microsoft	186,601	52,606,554
†PTC	55,230	6,616,002
†salesforce.com	40,829	11,073,641
†ServiceNow	17,154	10,674,420
SS&C Technologies Holdings	100,392	6,967,205

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Tyler Technologies	16,780	$ 7,696,147
		116,614,503
Specialty Retail–3.60%
†Five Below	38,611	6,826,811
Home Depot	47,654	15,642,902
Tractor Supply	38,617	7,824,190
		30,293,903
Technology Hardware, Storage & Peripherals–4.67%
Apple	277,869	39,318,464
		39,318,464
Textiles, Apparel & Luxury Goods–1.39%
NIKE Class B	80,780	11,731,679
		11,731,679
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.54%
Essent Group	103,480	$ 4,554,155
		4,554,155
Total Common Stock (Cost $366,701,310)		838,846,893

MONEY MARKET FUND–0.58%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	4,837,006	4,837,006
Total Money Market Fund (Cost $4,837,006)		4,837,006

TOTAL INVESTMENTS–100.22% (Cost $371,538,316)	843,683,899
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.22%)	(1,810,981)
NET ASSETS APPLICABLE TO 16,553,196 SHARES OUTSTANDING–100.00%	$841,872,918

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Social Awareness Fund–3

LVIP Delaware Social Awareness Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Social Awareness Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$838,846,893	$—	$—	$838,846,893
Money Market Fund	4,837,006	—	—	4,837,006
Total Investments	$843,683,899	$—	$—	$843,683,899
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Social Awareness Fund–4